Acquisitions - Schedule of Net Purchase Prices Allocated to Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)				12 Months Ended
	Nov. 07, 2016	Apr. 24, 2015	Jan. 30, 2015	Dec. 31, 2016	Jan. 02, 2016
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life				14 years	14 years
Weighted average life				14 years	14 years
Trade Names and Trademarks [Member]
Business Acquisition [Line Items]
Estimated useful life				13 years	12 years
Weighted average life				13 years	12 years
Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life				4 years	4 years
Weighted average life				4 years	4 years
Allied [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life	15 years
Weighted average life	15 years
Allied [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Estimated useful life	20 years
Weighted average life	20 years
Allied [Member] | Minimum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life	3 years
Weighted average life	3 years
Allied [Member] | Maximum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life	5 years
Weighted average life	5 years
Landshire [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life			15 years
Weighted average life			15 years
Landshire [Member] | Trade Names and Trademarks [Member]
Business Acquisition [Line Items]
Estimated useful life			19 years
Weighted average life			19 years
Landshire [Member] | Minimum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life			3 years
Weighted average life			3 years
Landshire [Member] | Maximum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life			5 years
Weighted average life			5 years
Better Bakery [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life		15 years
Weighted average life		15 years
Better Bakery [Member] | Trade Names and Trademarks [Member]
Business Acquisition [Line Items]
Estimated useful life		17 years
Weighted average life		17 years
Better Bakery [Member] | Minimum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life		3 years
Weighted average life		3 years
Better Bakery [Member] | Maximum [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Estimated useful life		5 years
Weighted average life		5 years